Stock-Based Compensation and Employee Benefit Plans (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2013
$267
Stock-Based Compensation and Employee Benefit Plans
Exercise price (in dollars per share)	$ 267
Options Outstanding
Shares Outstanding	129,378
Weighted Average Remaining Contractual Life	7 years 4 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 267
Options Exercisable
Shares Exercisable	27,243
Weighted Average Exercise Price (in dollars per share)	$ 267
Intrinsic value	$ 7,437,339
$442
Stock-Based Compensation and Employee Benefit Plans
Exercise price (in dollars per share)	$ 442
Options Outstanding
Shares Outstanding	30,115
Weighted Average Remaining Contractual Life	8 years 9 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 442
Options Exercisable
Shares Exercisable	2,590
Weighted Average Exercise Price (in dollars per share)	$ 442
Intrinsic value	$ 253,820
$540
Stock-Based Compensation and Employee Benefit Plans
Exercise price (in dollars per share)	$ 540
Options Outstanding
Shares Outstanding	13,690
Weighted Average Remaining Contractual Life	9 years 8 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 540